Joseph J. Tomasek, Esq.
                             77 North Bridge Street
                          Somerville, New Jersey 08876

                                  June 22, 2005

                              FOR THE EXCLUSIVE USE
                 OF THE SECURITIES AND EXCHANGE COMMISSION ONLY

VIA EDGAR AND TELECOPY ONLY
---------------------------
Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 205498

Attention:  Barbara C. Jacobs, Assistant Director

                    RE:    Magnitude Information Systems, Inc.
                           A Rule 429 Combined Prospectus, Covering
                           The Securities Included In:
                           (1) Post-Effective Amendment No. 5 to Form SB-2
                               Registration No. 333-112595
                           (2) Post-Effective Amendment No. 8 to Form SB-2
                               Registration No. 333-73992
                           (3) Post Effective Amendment No. 3 to Form SB-2
                               Registration No. 333-118522
                           (4) Post-Effective Amendment No. 2 to Form SB-2
                               Registration No. 333-123996

Dear Assistant Director Jacobs

      Pursuant to the oral comment received from Daniel Lee, Esq. of the Staff on June 20, 2005, we hereby file on behalf of Magnitude Information Systems, Inc. (the "Company") via Edgar today the above identified post-effective amendments to registration statements on Form SB-2, which amendments now include: (a) the four (4) original legal opinions, opining as to the legality of the issuances of the securities included in the four (4) registration statements filed as Exhibits 5.1(i) through 5.1(iv) to these amendments, and a new Auditor's Consent, filed as Exhibit 23.1 to these amendments.

      On behalf of the Company, we hereby request that the Commission issue an order of effectiveness pursuant to Rule 461 of the Securities Act of 1933 declaring these post-effective amendments effective at 9:00 a.m., eastern time, on June 24, 2005 or as soon thereafter as practicable.

                                Very truly yours,

                                /s/ Joseph J. Tomasek
                                ---------------------
                                Joseph J. Tomasek,
Esq.
cc  Commission Staff
    (Correspondence also via
     Telecopy):  Daniel Lee, Esq.

SEC Letter - Magnitude Prospectuses-Post Eff. Nos. 2, 3 ,5,8 06-22-05